Derivative Liabilities (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment Date [Member]
Expected dividends	0.00%	0.00%	0.00%
Expected volatility			150.00%
Commitment Date [Member] | Maximum [Member]
Expected volatility	251.00%	226.00%
Expected term:	4 years	5 years	3 years
Risk free interest rate	0.72%	2.76%	2.76%
Commitment Date [Member] | Minimum [Member]
Expected volatility	228.00%	150.00%
Expected term:	6 months	0 years 0 months 7 days	9 months
Risk free interest rate	0.09%	0.06%	0.18%
Re Measurement Date [Member]
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	257.00%		150.00%
Risk free interest rate	0.33%		0.19%
Re Measurement Date [Member] | Maximum [Member]
Expected volatility		226.00%
Expected term:	4 years	5 years	2 years 11 months 1 day
Risk free interest rate		0.31%
Re Measurement Date [Member] | Minimum [Member]
Expected volatility		150.00%
Expected term:	6 months	0 years 0 months 7 days	4 months 13 days
Risk free interest rate		0.09%